CONSTRUCTION IN PROGRESS - Narratives (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) item	Jun. 30, 2026 CNY (¥) a	Jun. 30, 2026 USD ($) a	Jun. 30, 2025 CNY (¥)
CONSTRUCTION IN PROGRESS
The project area (in acres) | a		50	50
Number of the project's production lines under construction | item	2
Total budget for the project | $	$ 20,000,000
Construction in progress		¥ 86,366,301	$ 12,728,818	¥ 12,000,900